Property, Plants and Equipment - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2017 USD ($)	Feb. 28, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 825,403	$ 801,266
Depreciation expense of property, plants and equipment			407,535	348,385		$ 375,125
Capitalized borrowing costs			$ 8,054	$ 30,939		$ 114,906
Weighted average borrowing rate			9.44%	18.06%	18.06%	24.02%
Employee expenses capitalized, directly attributable to construction in progress			$ 105,000	$ 75,042		$ 119,046
Property plant and equipment held under finance leases			183,363	130,044				$ 131,533
Operating lease contracts for material assets			26,488	17,271		$ 24,244
Contractual commitments for the acquisition of property, plants and equipment			596,957	556,986				232,340
Property, plants and equipment pledged as security for liabilities			26,156	10,736				$ 19,577
Civil Liability Insurance Amount			599,667				€ 500
Consortium Impregilo [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Initial amount requested by contractor				68,454	$ 204,351
Amount agreed to pay to contractor				20,186	60,259
Final settlement paid to contractor	$ 25,057	$ 74,800
Consortium Impregilo [Member] | Notifications of Changes Orders [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Amount agreed to pay to contractor				19,248	57,459
Consortium Impregilo [Member] | By Contract Closing Minutes [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Amount agreed to pay to contractor				938	$ 2,800
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment reversed			54,819
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks			1,199,333				1,000
Distribution Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks			$ 59,967				€ 50
Average Term of 8 Years [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period			8 years
Adjustment to annual interest rate basis			1.75%
Description of annual interest rate basis			Libor
9-year Term [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period			9 years
Adjustment to annual interest rate basis			1.75%
Description of annual interest rate basis			Libor
Celg Distribuicao SA [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Acquisitions through business combinations	$ 13,212
Generation and Transmission Business [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 174,259	195,604
Distribution Business [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 570,574	$ 506,298